INCOME TAX, Profit or Loss and Reconciliation Between Tax Expenses and Loss Before Income Tax (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Current income tax: [Abstract]
Current income tax benefit in respect of the current year/period	$ 0	$ 0
Deferred income tax: [Abstract]
Origination and reversal of temporary differences	0	0
Income tax expense reported in profit or loss	0	0
Reconciliation between tax expense and accounting loss before income tax [Abstract]
Accounting loss before income tax	(13,230,837)	(21,521,237)
At the Australian income tax rate of 30%	(3,969,251)	(6,456,371)
Effect of lower income tax rate in the United States	124,391	433,351
Expenditure not allowable for income tax purposes	2,942,127	2,502,099
Exchange differences	(5,365)	30,731
Adjustments in respect of deferred tax of previous years	0	174,258
Effect of deferred tax assets not brought to account	908,098	3,315,932
Income tax expense reported in profit or loss	$ 0	$ 0
Corporate tax rate	30.00%	30.00%